Other Accrued Expenses	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Accrued Expenses	NOTE 6 – OTHER ACCRUED EXPENSES:
	December 31,
	2019	2018
	USD in thousands
Unpaid recapitalization transaction costs	89	-
IRS (see note 7b)	73	-
Accrued expenses	390	32
	552	32